Note 10 - Investments in Non-consolidated Companies and Other Investments, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Braskem S.A. [Member]	Dec. 31, 2010 Priority Thermoeletric Energy Program [Member]	Dec. 31, 2009 Priority Thermoeletric Energy Program [Member]
Equity method		36.10%
Balance of investments		$ 2,867	$ 118	$ 110
Provision for loss on investments
Minimum percentage of ownership accounted as equity investment	10.00%
Maximum percentage of ownership accounted as equity investment	50.00%